Fair Value Disclosure for Non-financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosure for Non-financial Assets
Schedule of non-financial assets measured at fair value in consolidated statements of financial position, classified by level

Assets measured at fair value on a recurring basis as at December 31, 2023:

	Level 1	Level 2	Level 3
Investment property	$—	$—	$31,540

Assets measured at fair value on a recurring basis as at December 31, 2022:

	Level 1	Level 2	Level 3
Investment property	$—	$—	$31,850